Realized gains and losses on investments securities available-for-sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 4,461	$ 2,110	$ 65
Available-for-sale Securities, Gross Realized Losses	(5,331)	0	(1,684)
Available-for-sale Securities, Gross Realized Gain (Loss)	$ (870)	$ 2,110	$ (1,619)